Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable International Equity Fund - Fidelity Sustainable International Equity Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 107
3 years	1,452
5 years	2,951
10 years	$ 6,366